Exploration & Evaluation Asset (Tables)	6 Months Ended
Jun. 30, 2022
Exploration Evaluation Asset
Schedule of Exploration & Evaluation Asset
Unproven properties
Bulgaria
December 31, 2020	3,122,443
Foreign currency translation change	(6,297)
December 31, 2021	$3,116,146
Foreign currency translation change	(4,555)
June 30, 2022	3,111,591